Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue Disaggregation
•	Revenue by category at December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
Aircraft	1,313.2	148.8	1,098.7	—	17.5	2,578.2
Long-term contracts	—	320.6	—	—	—	320.6
Others	3.2	23.2	31.4	8.7	1.4	67.9
Service	—	87.9	—	795.6	—	883.5
Spare Parts	—	13.9	—	327.9	5.2	347.0

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,525.3	4.1	102.8	79.5	731.2	135.3	2,578.2
Long-term contracts	—	—	—	202.4	117.5	0.7	320.6
Others	30.2	0.4	3.7	22.9	9.8	0.9	67.9
Service	417.8	20.9	72.9	129.7	203.3	38.9	883.5
Spare Parts	194.9	12.4	30.2	44.1	54.9	10.5	347.0

Total	2,168.2	37.8	209.6	478.6	1,116.7	186.3	4,197.2

•	Revenue by category at December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	1,103.7	239.5	1,015.3	—	7.7	2,366.2
Long-term contracts	—	296.9	—	—	—	296.9
Others	10.7	19.9	56.2	4.9	1.1	92.8
Service	—	73.7	—	712.7	—	786.4
Spare Parts	—	23.9	—	202.4	2.5	228.8

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	1,962.7	49.7	77.1	6.9	237.7	32.1	2,366.2
Long-term contracts	—	0.3	0.1	230.9	64.9	0.7	296.9
Others	61.0	0.4	8.6	13.3	5.0	4.5	92.8
Service	385.6	22.4	56.4	91.9	198.7	31.4	786.4
Spare Parts	123.2	3.2	19.4	40.0	37.7	5.3	228.8

Total	2,532.5	76.0	161.6	383.0	544.0	74.0	3,771.1

•	Revenue by category at December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total

Aircraft	2,184.7	89.9	1,311.9	0.2	5.6	3,592.3
Long-term contracts	—	397.9	—	1.2	—	399.1
Others	49.7	16.0	85.1	0.7	—	151.5
Service	—	65.2	—	817.5	0.1	882.8
Spare Parts	—	7.3	—	426.1	3.5	436.9

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,549.0	21.3	272.0	59.1	614.3	76.6	3,592.3
Long-term contracts	0.1	1.3	2.1	378.8	13.5	3.3	399.1
Others	98.6	19.2	5.7	8.6	12.5	6.9	151.5
Service	437.5	26.6	72.6	101.3	205.1	39.7	882.8
Spare Parts	260.4	8.0	24.6	55.5	78.3	10.1	436.9

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

Summary of Contract balances, including contract costs
b) Contract balances, including contract costs:

	12.31.2021	12.31.2020

Contract assets	582.3	461.8
Contract liabilities	1,513.3	1,295.4

Advances from customers - Aircraft and Defense long-term contracts	1,312.4	1,049.3
Deferred revenue - Parts and services	200.9	246.1